Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Jun. 26, 2013 Location Country restaurant	Jun. 27, 2012	Jun. 29, 2011
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of entity restaurants		1,591
Number of countries in which entity operates		32
Number of territories in which entity operates		2
Deferred rent liability and amortized as a reduction of rent expense over the lesser of the lease term (in years)		20 years
Advertising expense, net of franchisee contribution		$ 82,800,000	$ 80,400,000	$ 80,200,000
Stock-based compensation expense from continuing operations		16,600,000	13,500,000	13,400,000
Tax benefit related to stock-based compensation expense		6,600,000	5,100,000	5,700,000
Weighted average fair values of option grants		$ 12.94	$ 9.35	$ 7.20
Number of preferred stock the Board of Directors is authorized to issue		1,000,000
Preferred stock, par value		$ 1
Preferred stock, shares issued		0
Increase in share repurchase program	500,000,000
Stock repurchase program, total authorization of shares to be repurchased		3,385,000,000.0
Stock repurchase during period, shares		9,300,000
Stock repurchased during period, value		333,400,000
Remaining authorized share purchases, amount		333,000,000
Payments on revolving credit facility		41,190,000	43,416,000	33,057,000
Payments of dividends		56,343,000	50,081,000	53,185,000
Dividends declared but not paid		$ 13,500,000
Dividends per share declared but not paid		$ 0.20
Stock options and restricted share awards outstanding excluded from dilutive earnings per share		193,000	287,000	1,700,000
Stock Options [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options		(1,825,000)
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		10 years